Non-Controlling Interests - Subsidiaries and Operations with Non-Controlling Interests (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
TransAlta Cogeneration, L.P.
Disclosure of subsidiaries [line items]
Ownership interests	49.99%	49.99%
Kent Hills wind farm
Disclosure of subsidiaries [line items]
Ownership interests	17.00%	17.00%